Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Operating activities
Profit before tax	$ 295.8		$ 196.5		$ 121.6
Adjustments for:
Amortisation of intangible assets	10.8		6.7		5.5
Loss on disposal of intangibles	0.3		0.1		0.6
Depreciation of property, plant and equipment	7.3		5.5		2.8
Depreciation of right-of-use asset	10.7		9.7		5.5
Impairment of right-of-use asset	0.7		5.2		0.0
Bargain purchase gain on acquisitions	0.0		(0.3)		(71.6)
Impairment of goodwill	0.0		10.7		53.9
Movement in provisions	0.2		(2.2)		1.7
Provision for credit losses	(1.7)		7.1		9.5
Share of results in associates and joint ventures	0.0		(0.8)		0.3
Lease liability foreign exchange revaluation	(1.6)		(0.1)		(1.3)
Movement in fair value of derivative instruments	(188.1)		(66.9)		111.1
Other revaluations	15.5		(9.1)		9.3
Other non-cash movements	1.7		(0.5)		0.0
Share-based payment expense	29.6		20.3		16.7
Operating cash flows before changes in working capital	181.2		181.9		265.6
Working capital adjustments:
(Increase)/decrease in trade and other receivables	(2,757.9)		777.6		3,141.1
Increase/(decrease) in trade and other payables	2,952.6		(709.5)		(2,873.8)
Increase in treasury instruments	(663.1)		(185.9)		0.0
Increase in fixed income securities	(11.0)		(76.7)		(494.0)
Increase in equity instruments	(3,376.9)		(173.3)		(402.3)
Increase in debt securities	1,372.3		1,049.8		83.3
Decrease in financial institution notes	0.0		0.0		1.0
Net increase/(repayment) of borrowings	152.0		(148.7)		(49.9)
Decrease/(increase) in inventory	127.6		(127.6)		44.3
(Decrease)/increase in net repurchase and reverse repurchase agreements	(103.7)		(116.3)		39.2
Increase in net stock borrowing and lending	3,348.5		319.6		489.1
Cash flow from operating activities	1,221.6		790.9		243.6
Corporation tax paid	(58.1)		(55.9)		(18.0)
Net cash from operating activities	1,163.5		735.0		225.6
Investing activities
Redemption of investment in associate	0.0		6.4		0.0
Acquisition of businesses, net of cash acquired	(11.0)		(90.3)		(36.9)
Payment of contingent consideration	0.0		(1.6)		0.0
Purchase of investments	(5.1)		0.0		0.0
Proceeds from sale of investments	0.7		0.0		0.0
Purchase of intangible assets	(8.2)		(3.1)		(5.8)
Purchase of property, plant and equipment	(11.7)		(9.0)		(3.6)
Net cash used in investing activities	(35.3)		(97.6)		(46.3)
Financing activities
Proceeds from issuance of additional Tier 1 capital (AT1)	0.0		0.0		100.0
Issuance costs of additional Tier 1 capital (AT1)	0.0		0.0		(2.4)
Repayment of Tier 2 debt securities	0.0		0.0		(50.0)
Proceeds from issuance of ordinary shares	73.1		0.0		0.0
Issuance costs of ordinary shares	(4.8)		0.0		0.0
Purchase of own shares	(19.8)		(3.1)		(7.9)
Dividends paid	(77.1)		(58.3)		(6.6)
Lease incentive received	6.4		0.0		0.0
Payment of lease liabilities	(15.0)		(11.4)		(6.6)
Net cash (used in)/from financing activities	(37.2)		(72.8)		26.5
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	1,091.0		564.6		205.8
Cash and cash equivalents
Cash and cash equivalents at 1 January	1,483.5	[1]	910.1		712.0
Increase in cash	1,091.0		564.6		205.8
Effect of foreign exchange rate changes	(17.9)		8.8		(7.7)
Cash and cash equivalents at 31 December	$ 2,556.6		$ 1,483.5	[1]	$ 910.1

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information